Document And Entity Information - shares	12 Months Ended
	Sep. 30, 2023	Jan. 29, 2024
Document Information Line Items
Entity Registrant Name	SU Group Holdings Limited
Trading Symbol	SUGP
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		13,250,000
Amendment Flag	false
Entity Central Index Key	0001969863
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41927
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 01 – 03, 3/F, Billion Trade Centre
Entity Address, Address Line Two	31 Hung To Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value HK$0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Unit 01 – 03, 3/F, Billion Trade Centre
Entity Address, Address Line Two	31 Hung To Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Contact Personnel Name	Chan Ming Dave
City Area Code	+852
Local Phone Number	2341-8183
Entity Address, Postal Zip Code	000000